RELATED PARTY TRANSACTIONS - Due to related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Due to Related Parties	$ 6,155	$ 6,299
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Due to Related Parties	3,869	4,285
China Techenergy [Member]
Related Party Transaction [Line Items]
Due to Related Parties	2,112	2,012
Hollycon [Member]
Related Party Transaction [Line Items]
Due to Related Parties	163	1
Others [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 11	$ 1